Derivative Instruments - Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments (Detail) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Notional Amount	$ 100,000,000	$ 100,400,000
Derivative Assets	0	0
Derivative Liabilities	1,100,000	3,700,000
Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	1,100,000	3,700,000
Derivatives Not Accounted for As Hedges [Member] | Foreign Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		400,000
Derivative Assets	0	0
Derivatives Not Accounted for As Hedges [Member] | Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	100,000,000	100,000,000
Derivative Assets	0	0
Derivative Liabilities	$ 1,100,000	$ 3,700,000